SCHEDULE OF REVENUE BY SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Abstract]
Consulting expenses	$ 1,023,090		$ 645,711		$ 1,657,071		$ 1,055,815		$ 1,226,900		$ 554,036
Contract labor	(177,105)		258,971		436,235		481,179		1,365,640		1,282,583
Personnel expenses	1,006,210		1,339,494		2,953,026		2,958,881		9,314,415		9,681,323
Business development expenses	27,127		185,243		146,737		449,087		528,264		729,466
Royalty expenses	138,695		223,150		364,015		553,038		706,214		709,640
Marketing expenses	222,877		108,907		557,255		220,396		710,658		395,941
Other expenses	1,541,037	[1]	596,517	[1]	2,564,847	[2]	1,636,281	[2]	2,828,222	[3]	8,065,306	[3]
Total operating expenses	$ 3,781,931		$ 3,357,993		$ 8,679,186		$ 7,354,677		$ 16,690,313		$ 21,418,295

[1]	Other expenses is materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.
[2]	Other expenses is materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.
[3]	Other expenses materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.